Property and Equipment - Summary of Property Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Investment property	$ 39	$ 36